Acquisitions - Sunrise Oil Sands Partnership, Summary of Goodwill (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Aug. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Goodwill	$ 2,923		$ 3,473	$ 2,272
Sunrise Oil Sands Partnership
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value		$ 1,034
Investment in Equity-Accounted Affiliates		1,559
Total Identifiable Net Assets		(2,593)
Goodwill		$ 0